GENERAL AND ADMINISTRATIVE EXPENSE - Disclosure of general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Selling, general and administrative expense [abstract]
Salaries and benefits	$ 1,253	$ 1,244
Accounting	420	350
Technical consulting fees	414	388
Regulatory fees	318	219
Legal	297	333
Legal Recovery (Wesizwe)	0	(160)
Insurance	275	328
Shareholder relations	227	189
Travel	219	144
Depreciation	68	72
Other	165	315
Total	$ 3,656	$ 3,422